COMMITMENTS	12 Months Ended
Dec. 31, 2019
Disclosure of commitments [Abstract]
COMMITMENTS

19.

COMMITMENTS

(a)

Operating lease commitments as of December 31, 2018

The Group had commitments for future minimum lease payments under a non-cancellable operating lease in respect of the rented premises which fall due as follows:

December 31, 2018
CNY

Within the first year	1,245
After one year but not more than five years	646
1,891

(b)

Capital commitments

There was no capital commitment as of December 31, 2018 and 2019.